UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Spartan® Short-Term Treasury Bond Index Fund

November 30, 2015

STD-QTLY-0116
1.841647.109

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
8.125% 8/15/19	$1,677,000	$2,083,280
8.5% 2/15/20	908,000	1,165,716
8.75% 5/15/17	2,207,000	2,459,856
8.75% 5/15/20	748,000	977,513
8.75% 8/15/20	1,157,000	1,528,506
8.875% 8/15/17	1,389,000	1,577,654
8.875% 2/15/19	1,602,000	1,986,293
9% 11/15/18	884,000	1,084,350
9.125% 5/15/18	817,000	977,304
U.S. Treasury Notes:
0.5% 1/31/17	6,236,000	6,216,269
0.5% 2/28/17	6,192,000	6,170,229
0.5% 3/31/17	5,986,000	5,962,152
0.5% 4/30/17	6,653,000	6,623,115
0.5% 7/31/17	6,996,000	6,954,458
0.625% 12/15/16	7,098,000	7,089,128
0.625% 12/31/16	6,398,000	6,388,256
0.625% 2/15/17	7,393,000	7,380,003
0.625% 5/31/17	14,665,000	14,616,312
0.625% 6/30/17	6,141,000	6,119,169
0.625% 7/31/17	6,261,000	6,236,545
0.625% 8/31/17	14,973,000	14,902,799
0.625% 9/30/17	13,890,000	13,820,550
0.625% 11/30/17	8,758,000	8,699,838
0.625% 4/30/18	8,032,000	7,944,467
0.75% 1/15/17	6,856,000	6,854,128
0.75% 3/15/17	6,721,000	6,717,061
0.75% 6/30/17	7,833,000	7,818,924
0.75% 10/31/17	14,126,000	14,078,000
0.75% 12/31/17	7,336,000	7,299,892
0.75% 2/28/18	6,849,000	6,804,858
0.75% 3/31/18	6,464,000	6,418,804
0.75% 4/15/18	5,835,000	5,791,010
0.875% 12/31/16	8,725,000	8,735,566
0.875% 1/31/17	8,845,000	8,853,987
0.875% 2/28/17	8,502,000	8,510,970
0.875% 4/15/17	7,832,000	7,839,033
0.875% 4/30/17	8,568,000	8,574,357
0.875% 5/15/17	6,629,000	6,633,402
0.875% 6/15/17	6,543,000	6,546,069
0.875% 7/15/17	6,597,000	6,597,772
0.875% 8/15/17	6,683,000	6,681,957
0.875% 10/15/17	6,655,000	6,650,322
0.875% 11/15/17	6,412,000	6,403,235
0.875% 11/30/17	2,746,000	2,742,568
0.875% 1/15/18	5,678,000	5,661,363
0.875% 1/31/18	4,784,000	4,769,610
0.875% 7/15/18	5,815,000	5,775,022
0.875% 10/15/18	5,925,000	5,868,298
0.875% 7/31/19	3,512,000	3,443,818
1% 3/31/17	7,755,000	7,775,597
1% 9/15/17	6,492,000	6,503,160
1% 12/15/17	6,089,000	6,091,381
1% 2/15/18	5,700,000	5,695,104
1% 3/15/18	6,173,000	6,165,525
1% 5/15/18	5,345,000	5,331,846
1% 5/31/18	7,963,000	7,940,919
1% 8/15/18	5,749,000	5,722,503
1% 9/15/18	6,136,000	6,103,884
1% 6/30/19	2,430,000	2,398,296
1% 8/31/19	3,773,000	3,711,983
1% 9/30/19	5,235,000	5,145,230
1% 11/30/19	5,324,000	5,221,470
1.125% 6/15/18	6,133,000	6,134,435
1.125% 5/31/19	3,125,000	3,100,588
1.125% 12/31/19	5,315,000	5,233,197
1.125% 3/31/20	3,885,000	3,813,065
1.125% 4/30/20	5,374,000	5,270,508
1.25% 10/31/18	8,058,000	8,068,387
1.25% 11/15/18	1,545,000	1,546,207
1.25% 11/30/18	7,170,000	7,175,041
1.25% 1/31/19	6,033,000	6,026,400
1.25% 4/30/19	2,529,000	2,520,406
1.25% 10/31/19	2,973,000	2,949,656
1.25% 1/31/20	8,662,000	8,561,166
1.25% 2/29/20	4,680,000	4,620,770
1.375% 6/30/18	5,717,000	5,755,190
1.375% 7/31/18	6,734,000	6,775,037
1.375% 9/30/18	11,547,000	11,606,987
1.375% 11/30/18	3,718,000	3,733,976
1.375% 12/31/18	4,748,000	4,764,694
1.375% 2/28/19	5,937,000	5,947,437
1.375% 1/31/20	6,113,000	6,071,450
1.375% 2/29/20	8,849,000	8,781,942
1.375% 3/31/20	8,086,000	8,017,140
1.375% 4/30/20	8,793,000	8,711,937
1.375% 5/31/20	6,192,000	6,125,727
1.375% 8/31/20	8,530,000	8,429,372
1.375% 9/30/20	8,737,000	8,623,008
1.375% 10/31/20	9,060,000	8,938,252
1.5% 8/31/18	11,579,000	11,683,026
1.5% 12/31/18	8,278,000	8,336,525
1.5% 1/31/19	7,466,000	7,515,291
1.5% 2/28/19	7,858,000	7,903,734
1.5% 3/31/19	2,798,000	2,813,848
1.5% 5/31/19	8,672,000	8,709,940
1.5% 10/31/19	8,328,000	8,337,111
1.5% 11/30/19	8,418,000	8,418,657
1.5% 5/31/20	8,730,000	8,691,806
1.625% 3/31/19	8,301,000	8,377,527
1.625% 4/30/19	7,457,000	7,523,412
1.625% 6/30/19	8,580,000	8,649,713
1.625% 7/31/19	8,743,000	8,809,254
1.625% 8/31/19	8,120,000	8,179,000
1.625% 12/31/19	8,783,000	8,821,426
1.625% 6/30/20	8,840,000	8,840,690
1.625% 7/31/20	8,275,000	8,270,474
1.625% 11/30/20	6,812,000	6,803,751
1.75% 10/31/18	3,307,000	3,358,930
1.75% 9/30/19	8,267,000	8,357,747
1.75% 10/31/20	6,683,000	6,702,581
1.875% 8/31/17	6,620,000	6,732,487
1.875% 9/30/17	5,785,000	5,888,274
1.875% 10/31/17	6,955,000	7,079,703
1.875% 6/30/20	4,210,000	4,257,363
2% 7/31/20	5,314,000	5,399,524
2% 9/30/20	5,456,000	5,543,171
2% 11/30/20	6,215,000	6,304,825
2.125% 8/31/20	6,512,000	6,650,634
2.25% 11/30/17	5,478,000	5,617,092
2.25% 7/31/18	2,486,000	2,558,832
2.375% 7/31/17	5,949,000	6,097,725
2.375% 5/31/18	3,407,000	3,515,332
2.375% 6/30/18	3,454,000	3,564,366
2.5% 6/30/17	5,448,000	5,589,523
2.625% 1/31/18	3,668,000	3,793,944
2.625% 4/30/18	3,098,000	3,214,054
2.625% 8/15/20	8,330,000	8,695,412
2.625% 11/15/20	13,898,000	14,505,495
2.75% 5/31/17	4,882,000	5,023,119
2.75% 12/31/17	4,265,000	4,420,105
2.75% 2/28/18	3,501,000	3,632,970
2.75% 2/15/19	5,410,000	5,657,464
2.875% 3/31/18	3,884,000	4,046,945
3% 2/28/17	5,328,000	5,473,897
3.125% 1/31/17	6,939,000	7,126,568
3.125% 4/30/17	5,119,000	5,285,567
3.125% 5/15/19	7,858,000	8,323,956
3.25% 12/31/16	5,662,000	5,811,952
3.25% 3/31/17	5,702,000	5,889,094
3.375% 11/15/19	9,390,000	10,076,278
3.5% 2/15/18	6,000,000	6,321,564
3.5% 5/15/20	8,029,000	8,678,851
3.625% 8/15/19	7,147,000	7,714,014
3.625% 2/15/20	10,650,000	11,554,419
3.75% 11/15/18	6,915,000	7,423,903
3.875% 5/15/18	3,329,000	3,556,437
4% 8/15/18	3,536,000	3,810,040
4.25% 11/15/17	4,525,000	4,814,528
4.5% 5/15/17	3,069,000	3,233,241
4.625% 2/15/17	3,727,000	3,898,647
4.75% 8/15/17	4,144,000	4,417,409
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $958,973,704)		958,445,828
	Maturity Amount	Value

Cash Equivalents - 0.2%
Investments in repurchase agreements in a joint trading account at 0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $2,147,000)	2,147,008	2,147,000
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $961,120,704)		960,592,828
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,642,734
NET ASSETS - 100%		$962,235,562

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$2,147,000 due 12/01/15 at 0.13%
Commerz Markets LLC	$2,147,000
$2,147,000

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $960,598,245. Net unrealized depreciation aggregated $5,417, of which $2,344,301 related to appreciated investment securities and $2,349,718 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Long-Term Treasury Bond Index Fund

November 30, 2015

LBX-QTLY-0116
1.841649.109

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
2.5% 2/15/45	$40,373,000	$36,420,847
2.75% 8/15/42	22,859,000	21,924,113
2.75% 11/15/42	28,191,000	26,979,661
2.875% 5/15/43	40,213,000	39,382,039
2.875% 8/15/45	40,771,000	39,861,603
3% 5/15/42	14,666,000	14,814,948
3% 11/15/44	40,409,000	40,480,039
3% 5/15/45	40,356,000	40,411,167
3% 11/15/45	15,687,000	15,751,348
3.125% 11/15/41	13,956,000	14,480,983
3.125% 2/15/42	17,390,000	18,029,900
3.125% 2/15/43	28,491,000	29,334,590
3.125% 8/15/44	40,751,000	41,868,474
3.375% 5/15/44	40,437,000	43,602,449
3.5% 2/15/39	12,384,000	13,769,943
3.625% 8/15/43	33,212,000	37,585,356
3.625% 2/15/44	40,237,000	45,503,943
3.75% 8/15/41	15,528,000	17,920,275
3.75% 11/15/43	39,988,000	46,281,430
3.875% 8/15/40	15,515,000	18,211,336
4.25% 5/15/39	11,502,000	14,279,998
4.25% 11/15/40	16,369,000	20,328,890
4.375% 2/15/38	6,342,000	8,044,180
4.375% 11/15/39	12,726,000	16,077,507
4.375% 5/15/40	18,239,000	23,046,691
4.375% 5/15/41	14,000,000	17,749,368
4.5% 2/15/36	14,045,000	18,110,915
4.5% 5/15/38	7,164,000	9,247,155
4.5% 8/15/39	12,269,000	15,781,958
4.625% 2/15/40	21,732,000	28,436,670
4.75% 2/15/37	4,810,000	6,414,212
4.75% 2/15/41	18,453,000	24,629,717
5% 5/15/37	6,082,000	8,385,083
5.25% 11/15/28	7,955,000	10,450,571
5.25% 2/15/29	6,149,000	8,100,108
5.375% 2/15/31	12,723,000	17,348,510
5.5% 8/15/28	6,545,000	8,757,773
6% 2/15/26	7,630,000	10,259,069
6.125% 11/15/27	8,918,000	12,429,115
6.125% 8/15/29	4,888,000	6,977,429
6.25% 5/15/30	7,848,000	11,442,753
6.375% 8/15/27	4,109,000	5,813,434
6.5% 11/15/26	5,243,000	7,387,508
6.625% 2/15/27	3,144,000	4,488,673
6.75% 8/15/26	3,464,000	4,943,779
		921,545,510
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $878,523,659)		921,545,510
	Maturity Amount	Value

Cash Equivalents - 0.8%
Investments in repurchase agreements in a joint trading account at 0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $7,259,000)	7,259,026	7,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $885,782,659)		928,804,510
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,167,844)
NET ASSETS - 100%		$926,636,666

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors.Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$7,259,000 due 12/01/15 at 0.13%
Commerz Markets LLC	$7,259,000
$7,259,000

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $891,356,189. Net unrealized appreciation aggregated $37,448,321, of which $49,967,821, related to appreciated investment securities and $12,519,500 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Spartan® Intermediate Treasury Bond Index Fund

November 30, 2015

ITB-QTLY-0116
1.841646.109

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
6.25% 8/15/23	$5,817,000	$7,566,416
6.875% 8/15/25	3,073,000	4,341,212
7.125% 2/15/23	3,673,000	4,944,060
7.25% 8/15/22	3,414,000	4,552,088
7.5% 11/15/24	2,949,000	4,237,689
7.625% 11/15/22	2,363,000	3,236,110
7.625% 2/15/25	2,859,000	4,166,770
7.875% 2/15/21	2,352,000	3,069,910
8% 11/15/21	7,674,000	10,330,225
8.125% 5/15/21	2,859,000	3,800,572
8.125% 8/15/21	2,716,000	3,644,533
U.S. Treasury Notes:
1.5% 1/31/22	22,928,000	22,387,037
1.625% 8/15/22	17,179,000	16,788,453
1.625% 11/15/22	26,893,000	26,249,047
1.75% 2/28/22	21,975,000	21,757,821
1.75% 3/31/22	23,332,000	23,079,548
1.75% 4/30/22	22,231,000	21,974,832
1.75% 5/15/22	19,134,000	18,900,795
1.75% 9/30/22	22,722,000	22,382,056
1.75% 5/15/23	39,365,000	38,554,632
1.875% 11/30/21	22,850,000	22,850,891
1.875% 5/31/22	22,207,000	22,100,295
1.875% 8/31/22	22,931,000	22,778,715
1.875% 10/31/22	23,330,000	23,154,115
2% 2/28/21	19,601,000	19,850,599
2% 5/31/21	20,527,000	20,752,325
2% 8/31/21	22,765,000	22,971,296
2% 10/31/21	23,048,000	23,226,253
2% 11/15/21	31,962,000	32,202,962
2% 2/15/22	23,486,000	23,635,535
2% 7/31/22	23,321,000	23,371,094
2% 11/30/22	23,320,000	23,330,937
2% 2/15/23	39,223,000	39,221,470
2% 2/15/25	52,248,000	51,333,660
2% 8/15/25	52,249,000	51,230,562
2.125% 1/31/21	19,598,000	19,977,711
2.125% 6/30/21	20,876,000	21,241,330
2.125% 8/15/21	31,535,000	32,067,153
2.125% 9/30/21	23,314,000	23,671,917
2.125% 12/31/21	22,491,000	22,798,497
2.125% 6/30/22	22,242,000	22,467,022
2.125% 5/15/25	50,901,000	50,495,370
2.25% 3/31/21	18,962,000	19,437,529
2.25% 4/30/21	20,474,000	20,986,648
2.25% 7/31/21	22,676,000	23,208,364
2.25% 11/15/24	52,236,000	52,505,328
2.25% 11/15/25	19,155,000	19,217,848
2.375% 12/31/20	18,235,000	18,828,349
2.375% 8/15/24	50,810,000	51,633,681
2.5% 8/15/23	34,188,000	35,279,076
2.5% 5/15/24	49,965,000	51,342,935
2.75% 11/15/23	45,553,000	47,834,203
2.75% 2/15/24	38,666,000	40,532,833
3.125% 5/15/21	23,732,000	25,365,426
3.625% 2/15/21	35,918,000	39,264,265
		1,326,130,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,313,153,454)		1,326,130,000
	Maturity Amount	Value

Cash Equivalents - 0.4%
Investments in repurchase agreements in a joint trading account at 0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $5,596,000)	5,596,020	5,596,000
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,318,749,454)		1,331,726,000
NET OTHER ASSETS (LIABILITIES) - 0.1%		791,842
NET ASSETS - 100%		$1,332,517,842

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$5,596,000 due 12/01/15 at 0.13%
Commerz Markets LLC	$5,596,000
$5,596,000

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,318,177,779. Net unrealized appreciation aggregated $13,548,221, of which $19,610,208 related to appreciated investment securities and $6,061,987 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Long-Term Treasury Bond Index Fund

November 30, 2015

SV5-QTLY-0116
1.9867819.100

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
2.5% 2/15/45	$34,382,800	$31,017,033
2.75% 8/15/42	19,187,500	18,402,770
2.75% 11/15/42	24,040,100	23,007,121
2.875% 5/15/43	33,929,200	33,228,087
2.875% 8/15/45	34,805,100	34,028,772
3% 5/15/42	12,963,700	13,095,359
3% 11/15/44	34,377,800	34,438,236
3% 5/15/45	34,856,800	34,904,449
3% 11/15/45	13,000,000	13,053,326
3.125% 11/15/41	12,314,700	12,777,942
3.125% 2/15/42	15,057,100	15,611,156
3.125% 2/15/43	24,021,600	24,732,856
3.125% 8/15/44	34,760,800	35,714,011
3.375% 5/15/44	34,742,800	37,462,501
3.5% 2/15/39	10,574,200	11,757,601
3.625% 8/15/43	28,518,600	32,273,929
3.625% 2/15/44	34,151,500	38,621,863
3.75% 8/15/41	13,556,700	15,645,272
3.75% 11/15/43	33,920,100	39,258,549
3.875% 8/15/40	13,251,700	15,554,700
4.25% 5/15/39	9,310,100	11,558,703
4.25% 11/15/40	14,121,800	17,538,061
4.375% 2/15/38	5,770,200	7,318,910
4.375% 11/15/39	10,754,200	13,586,415
4.375% 5/15/40	15,327,700	19,367,990
4.375% 5/15/41	11,827,700	14,995,300
4.5% 2/15/36	11,850,600	15,281,254
4.5% 5/15/38	6,497,300	8,386,591
4.5% 8/15/39	9,965,000	12,818,259
4.625% 2/15/40	18,427,900	24,113,202
4.75% 2/15/37	3,999,000	5,332,730
4.75% 2/15/41	15,803,900	21,093,892
5% 5/15/37	5,502,800	7,586,556
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $702,072,038)		693,563,396
	Maturity Amount	Value

Cash Equivalents - 0.7%
Investments in repurchase agreements in a joint trading account at 0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #
(Cost $5,158,000)	5,158,019	5,158,000
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $707,230,038)		698,721,396
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,439,611)
NET ASSETS - 100%		$697,281,785

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$5,158,000 due 12/01/15 at 0.13%
Commerz Markets LLC	$5,158,000

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $707,323,221. Net unrealized depreciation aggregated $8,601,825, of which $41,453 related to appreciated investment securities and $8,643,278 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust

’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016